Financial Instruments - Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Derivative assets	£ 308,387	£ 296,304
Derivative liabilities	(294,895)	(282,693)
Financial investments	30,555	30,035
Total net assets	288	319
Total (expense)/income	(34)	7	£ 2
Cross-Currency Swaps [Member] | Exchange Rate Contracts [Member]
Disclosure of financial assets [line items]
Derivative assets	1	1
Derivative assets		1	3
Securitisation Cross Currency Swaps [Member] | Exchange Rate Contracts [Member]
Disclosure of financial assets [line items]
Derivative assets	15	21
Derivative liabilities	(15)	(21)
Derivative assets	(11)	12
Financial investments	11	(12)
Bermudan Swaptions [member] | Interest Rate Contracts [member]
Disclosure of financial assets [line items]
Derivative assets	6	7
Derivative liabilities	(1)	(2)
Derivative assets	(1)	(3)	(9)
Financial investments	1	2
Securitisation Swaps [Member] | Interest Rate Contracts [member]
Disclosure of financial assets [line items]
Derivative assets	6	12
Derivative liabilities	(4)	(9)
Derivative assets	(8)
Financial investments	7
Reversionary Property Securities [Member] | Equity and Credit Contracts [member]
Disclosure of financial assets [line items]
Derivative assets	31	36
Derivative assets	(6)	12	2
Reversionary Property Securities [Member] | Debt Securities [Member]
Disclosure of financial assets [line items]
FVTPL	176	201
Derivative assets	(18)		17
Credit Default Swaps [member] | Credit Contracts [Member]
Disclosure of financial assets [line items]
Derivative assets		5
Derivative assets	(5)	1	(2)
Property Related Options and Forwards [Member] | Equity Securities [member]
Disclosure of financial assets [line items]
Derivative assets	5	21
Derivative liabilities	(43)	(42)
Derivative assets	(1)	(5)	(4)
Financial investments	(5)	(5)	(3)
Roll-up Mortgage Portfolio [member] | Loans and Advances to Customers [member]
Disclosure of financial assets [line items]
FVTPL	64	63
Derivative assets	2	4	2
Unlisted Equity Shares [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Financial investments	53	32
Non Vanilla Debt Securitiess [Member] | Debt Securities [Member]
Disclosure of financial assets [line items]
FVTPL	£ (6)	£ (6)
Financial investments			£ (4)